Stockholders' Equity - Schedule of Outstanding Unexercised Common Stock Warrants (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Shares	757,977
Unexercised Common Stock Warrants [Member]
Number of Shares	7,023,464
2006 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 0.17
Number of Shares	60,920
2009 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 0.44
Number of Shares	118,383
2010 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 0.44
Number of Shares	254,997
2013 [Member] | Unexercised Common Stock Warrants [Member]
Exercise Price	$ 1.00
Number of Shares	200,000
2014 [Member] | Unexercised Common Stock Warrants [Member]
Number of Shares	6,389,164
2014 [Member] | Unexercised Common Stock Warrants [Member] | Minimum [Member]
Exercise Price	$ 1.00
2014 [Member] | Unexercised Common Stock Warrants [Member] | Maximum [Member]
Exercise Price	$ 1.62